STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	3,238,511			2,778,061	806,209	676,562
Common stock, shares outstanding	3,238,511			2,778,061	806,209	676,562
Preferred stock, shares outstanding	1			1	1	1
Common Stock, Shares Authorized	190,000,000			190,000,000	190,000,000	190,000,000
Preferred Stock, Shares Authorized	10,000,000			10,000,000	10,000,000	10,000,000
Contractual compensation shares granted				31,389	35,000
Option issued				$ 41,938	$ 115,038	$ 104,140
Liquidity discount percentage				75.00%	75.00%
Expected dividend yield percentage				0.00%	0.00%	0.00%
Annualized volatility				241.00%	268.00%	295.00%
Share based compensation arrangement by share based payment award fair value assumptions expected volatility rate maximum				312.00%	364.00%	372.00%
Risk free interest rate				3.88%	3.42%	1.51%
Risk free interest rate				4.64%	4.73%	4.05%
Issuance of warrants	$ 0			$ 0	$ 0	$ 0
Proceeds from issuance of common stock	$ 1,411,901	$ 444,500		$ 1,595,750	$ 291,600	$ 489,875
Preferred stock, shares issued	1			1	1	1
Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding					2,122,175
Common Stock, Shares Authorized					49,999,000
Option issued					$ 197,805
Issuance of warrants					0	$ 0
Proceeds from issuance of common stock			$ 4,950			$ 525,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	117,472			65.848
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	6,155			43,039
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%			25.00%
Number of restricted stock Issued during period, value	$ 1,283,113			$ 460,247
Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	25,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 8.88	$ 7.80	$ 9.60
Option Indexed to Issuer's Equity, Strike Price				$ 0.12	$ 0.12	$ 0.12
Expected term years				5 years	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 12.00	$ 25.20	$ 14.40
Option Indexed to Issuer's Equity, Strike Price				$ 12.00	$ 12.00	$ 12.00
Expected term years				10 years	10 years	10 years
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted				17,500	35,000	35,000
Officers and Directors [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted					180,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power			the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Series A Preferred Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights					the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized					40,000,000
Preferred Stock, Shares Authorized					6,148,212
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other	66,497			1,539,340	82,718	185,363
Stock Issued During Period, Value, Other					$ 612,300	$ 489,875
Number of shares new issues	236,695	59,862		250,764	68,932	154,469
Shares issued	552,540
Common Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares new issues					525,750	150,175
Proceeds from issuance of common stock					$ 3,154,500